UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07641
                                                    ----------------------------

                      Advantage Advisers Augusta Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                      Date of fiscal year end: December 31
                                              ------------

                  Date of reporting period: September 30, 2006
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule (s) of Investments is attached herewith.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------



                                                                                                      SEPTEMBER 30, 2006
      SHARES                                                                                             MARKET VALUE
                   COMMON STOCK - 86.54%:
                     APPAREL MANUFACTURERS - 1.62%:
 43,100                 Coach, Inc.*                                                 (a)               $      1,482,640
                                                                                                       ----------------
                     CHEMICALS - SPECIALTY - 3.92%:
 47,575                 Sigma-Aldrich Corp.                                                                   3,600,000
                                                                                                       ----------------
                     COMMERCIAL BANKS - WESTERN U.S. - 5.05%:
 24,825                 City National Corp.                                                                   1,664,764
 66,575                 SVB Financial Group*                                                                  2,971,908
                                                                                                       ----------------
                                                                                                              4,636,672
                                                                                                       ----------------
                     COMMERCIAL SERVICES - 2.14%:
 46,715                 Steiner Leisure, Ltd.*                                                                1,964,366
                                                                                                       ----------------
                     CONTAINERS - METAL / GLASS - 3.23%:
159,550                 Crown Holdings, Inc.*                                        (a)                      2,967,630
                                                                                                       ----------------
                     CONTAINERS-PAPER / PLASTIC - 1.86%:
 31,600                 Sealed Air Corp.                                                                      1,710,192
                                                                                                       ----------------
                     DISTRIBUTION / WHOLESALE - 5.60%:
152,200                 LKQ Corp.*                                                                            3,343,834
 31,000                 Wesco International, Inc.*                                                            1,798,930
                                                                                                       ----------------
                                                                                                              5,142,764
                                                                                                       ----------------
                     DIVERSIFIED OPERATIONS / COMMERCIAL SERVICES - 1.93%:
 54,900                 Chemed Corp.                                                 (a)                      1,771,074
                                                                                                       ----------------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 4.73%:
 21,075                 Broadcom Corp., Class A*                                     (b)                        639,416
 62,575                 Intersil Corp., Class A                                                               1,536,216
 38,400                 MIPS Technologies, Inc.*                                                                259,200
 21,225                 Silicon Laboratories, Inc.*                                                             658,400
 56,950                 Xilinx, Inc.                                                                          1,250,052
                                                                                                       ----------------
                                                                                                              4,343,284
                                                                                                       ----------------
                     ELECTRONIC PARTS DISTRIBUTION - 2.03%:
 95,050                 Avnet, Inc.*                                                                          1,864,881
                                                                                                       ----------------
                     FILTRATION / SEPARATION PRODUCTS - 3.02%:
 90,100                 Pall Corp.                                                   (a)                      2,775,981
                                                                                                       ----------------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                      SEPTEMBER 30, 2006
      SHARES                                                                                             MARKET VALUE
                   COMMON STOCK - (CONTINUED):
                     FINANCE - COMMERCIAL - 3.94%:
 74,450                 CIT Group, Inc.                                              (a)               $      3,620,503
                                                                                                       ----------------
                     HOTELS & MOTELS - 3.67%:
 90,125                 Orient-Express Hotels, Ltd., Class A                                                  3,368,872
                                                                                                       ----------------
                     MEDICAL - BIOMEDICAL / GENETICS - 2.58%:
 71,626                 Illumina, Inc.*                                                                       2,366,523
                                                                                                       ----------------
                     MEDICAL - OUTPATIENT / HOME MEDICAL - 4.85%:
 47,650                 Lincare Holdings, Inc.*                                                               1,650,596
 95,872                 Radiation Therapy Services, Inc.*                                                     2,802,339
                                                                                                       ----------------
                                                                                                              4,452,935
                                                                                                       ----------------
                     NETWORKING PRODUCTS - 1.37%:
 95,475                 Foundry Networks, Inc.*                                                               1,255,496
                                                                                                       ----------------
                     NON - HAZARDOUS WASTE DISPOSAL - 2.23%:
181,450                 Allied Waste Industries, Inc.*                               (a)                      2,044,942
                                                                                                       ----------------
                     RESEARCH & DEVELOPMENT - 2.62%:
 67,250                 Pharmaceutical Product Development, Inc.                                              2,400,153
                                                                                                       ----------------
                     RETAIL - APPAREL / SHOES - 6.56%:
 65,200                 Bebe Stores, Inc.                                            (a)                      1,615,656
 79,950                 Chico's FAS, Inc.*                                                                    1,721,324
 79,400                 Urban Outfitters, Inc.*                                                               1,406,968
208,365                 Wet Seal, Inc., Class A*                                                              1,279,361
                                                                                                       ----------------
                                                                                                              6,023,309
                                                                                                       ----------------
                     RETAIL - DISCOUNT - 5.13%:
122,275                 Family Dollar Stores, Inc.                                   (a)                      3,575,321
 40,550                 TJX Cos., Inc.                                                                        1,136,616
                                                                                                       ----------------
                                                                                                              4,711,937
                                                                                                       ----------------
                     RETAIL - GARDENING PRODUCTS - 0.62%:
 11,850                 Tractor Supply Co.*                                                                     571,881
                                                                                                       ----------------
                     RETAIL - REGIONAL DEPARTMENT STORES - 2.24%:
 31,600                 Kohl's Corp.*                                                (b)                      2,051,472
                                                                                                       ----------------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                      SEPTEMBER 30, 2006
      SHARES                                                                                             MARKET VALUE

                   COMMON STOCK - (CONTINUED):
                     RETAIL - RESTAURANTS - 1.78%:
 59,975                 Cheesecake Factory, Inc.*                                                      $      1,630,720
                                                                                                       ----------------
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 3.01%:
142,475                 Marvell Technology Group, Ltd.*                              (a)                      2,759,741
                                                                                                       ----------------
                     TRANSPORT - EQUIPMENT & LEASING - 5.95%:
 45,702                 Amerco*                                                      (a)                      3,388,803
 50,150                 GATX Corp.                                                                            2,074,706
                                                                                                       ----------------
                                                                                                              5,463,509
                                                                                                       ----------------
                     TRANSPORT - SERVICES - 4.86%:
 49,600                 Expeditors International of Washington, Inc.                                          2,211,168
 43,550                 Ryder System, Inc.                                                                    2,250,664
                                                                                                       ----------------
                                                                                                              4,461,832
                                                                                                       ----------------
                   TOTAL COMMON STOCK (COST $72,736,041)                                               $     79,443,309
                                                                                                       ----------------

     CONTRACTS

                   WARRANTS - 0.00%:
                     MEDICAL - NURSING HOMES - 0.00%:
 34,000                 Sun Healthcare Group, Inc.*                                                                   0
                                                                                                       ----------------
                     THERAPEUTICS - 0.00%:
 20,000                 CorAutus Genetics, Inc.*                                                                      0
                                                                                                       ----------------
                   TOTAL WARRANTS (COST $2,595)                                                        $              0
                                                                                                       ----------------

                   PURCHASED OPTIONS - 1.11%:
                     CALL OPTIONS - 1.11%:
                     BUILDING - RESIDENTIAL / COMMERCIAL - 0.06%:
    442                 Beazer Homes USA, Inc., 10/21/06, $40.00                                       $         55,250
                                                                                                       ----------------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.23%:
    294                 Broadcom Corp., Class A, 11/18/06, $30.00                                                75,558

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                      SEPTEMBER 30, 2006
     CONTRACTS                                                                                           MARKET VALUE
                   PURCHASED OPTIONS - (CONTINUED):
                   CALL OPTIONS - (CONTINUED):
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS (CONTINUED)
 420                    Intel Corp., 10/21/06, $17.50                                                  $        134,400
                                                                                                       ----------------
                                                                                                                209,958
                                                                                                       ----------------
                     FINANCE - CREDIT CARD - 0.29%:
 402                    Capital One Financial Corp., 12/16/06, $75.00                                           269,340
                                                                                                       ----------------
                     FINANCE - MORTGAGE LOAN / BANKER - 0.05%:
 424                    Countrywide Financial Corp., 10/21/06, $35.00                                            44,520
                                                                                                       ----------------
                     RETAIL - BEDDING - 0.29%:
 530                    Bed Bath & Beyond, Inc., 01/20/07, $35.00                                               265,000
                                                                                                       ----------------
                     RETAIL - BUILDING PRODUCTS - 0.01%:
 525                    Lowe's Cos., Inc., 10/21/06, $30.00                                                       7,875
                                                                                                       ----------------
                     RETAIL - DISCOUNT - 0.14%:
 116                    Target Corp., 10/21/06, $45.00                                                          128,760
                                                                                                       ----------------
                     RETAIL - REGIONAL DEPARTMENT STORES - 0.04%:
 212                    Kohl's Corp., 10/21/06, $65.00                                                           37,100
                                                                                                       ----------------
                     WEB PORTALS / ISP - 0.00%:
  84                    Yahoo! Inc., 10/21/06, $32.50                                                               420
                                                                                                       ----------------
                     TOTAL CALL OPTIONS (COST $670,659)                                                       1,018,223
                                                                                                       ----------------
                   TOTAL PURCHASED OPTIONS (COST $670,659)                                             $      1,018,223
                                                                                                       ----------------

                   TOTAL INVESTMENTS (COST $73,409,295) - 87.65%                                       $     80,461,532
                                                                                                       ----------------

                   OTHER ASSETS, LESS LIABILITIES - 12.35% **                                                11,332,493
                                                                                                       ----------------

                   NET ASSETS - 100.00%                                                                $     91,794,025
                                                                                                       ================

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(b)  Security held in connection with an open put or call option contract.

*    Non-income producing security.

** Includes $11,469,501 invested in a PNC Bank Money Market Account, which is 12.57% of net assets.

+ At December 31, 2005, the aggregate cost for Federal income tax purposes of portfolio investments, securities sold, not yet purchased and written options was $64,791,655, $10,100,093 and $42,998, respectively. At December 31, 2005, accumulated net unrealized appreciation on portfolio investments, securities sold, not yet purchased and written options was $7,225,954, consisting of $8,954,152 gross unrealized appreciation and $1,728,198 gross unrealized depreciation.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SECURITIES SOLD, NOT YET PURCHASED
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                      SEPTEMBER 30, 2006
      SHARES                                                                                             MARKET VALUE

                   SECURITIES SOLD, NOT YET PURCHASED - (23.34%):
                     BROADCASTING SERVICES / PROGRAMMING - (2.49%):
 79,150                 Clear Channel Communications, Inc.                                             $     (2,283,477)
                                                                                                       ----------------
                     COMPUTERS - (1.78%):
 71,575                 Dell, Inc.                                                                           (1,634,773)
                                                                                                       ----------------
                     COMPUTERS - PERIPHERAL EQUIPMENT - (1.94%):
 30,950                 Lexmark International, Inc., Class A                                                 (1,784,577)
                                                                                                       ----------------
                     DISTRIBUTION / WHOLESALE - (3.94%):
 40,600                 CDW Corp.                                                                            (2,504,208)
 36,575                 ScanSource, Inc.                                                                     (1,109,320)
                                                                                                       ----------------
                                                                                                             (3,613,528)
                                                                                                       ----------------
                     GOLD MINING - (0.60%):
 17,800                 Barrick Gold Corp.                                                                     (546,816)
                                                                                                       ----------------
                     LEISURE & RECREATIONAL PRODUCTS - (0.59%):
 46,300                 K2, Inc.                                                                               (543,099)
                                                                                                       ----------------
                     MEDICAL - HOSPITALS - (0.89%):
 32,925                 United Surgical Partners International, Inc.                                           (817,528)
                                                                                                       ----------------
                     MEDICAL - OUTPATIENT / HOME MEDICAL - (1.40%):
 57,811                 Amsurg Corp.                                                                         (1,286,873)
                                                                                                       ----------------
                     OFFICE SUPPLIES & FORMS - (0.83%):
 34,350                 Acco Brands Corp.                                                                      (764,631)
                                                                                                       ----------------
                     OIL & GAS DRILLING - (1.15%):
 35,550                 Nabors Industries, Ltd.                                                              (1,057,612)
                                                                                                       ----------------
                     OIL - FIELD SERVICES - (5.32%):
 17,450                 Baker Hughes, Inc.                                                                   (1,190,090)
 44,075                 BJ Services Co.                                                                      (1,327,980)
 32,150                 Smith International, Inc.                                                            (1,247,420)
 26,875                 Weatherford International, Ltd.                                                      (1,121,225)
                                                                                                       ----------------
                                                                                                             (4,886,715)
                                                                                                       ----------------
                     OIL  - FIELD MACHINERY & EQUIPMENT - (1.04%):
 19,725                 Cameron International Corp.                                                            (952,915)
                                                                                                       ----------------
                     PRINTING - COMMERCIAL - (0.47%):
 16,475                 Vistaprint, Ltd.                                                                       (427,361)
                                                                                                       ----------------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SECURITIES SOLD, NOT YET PURCHASED
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                      SEPTEMBER 30, 2006
      SHARES                                                                                             MARKET VALUE

                   SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED):
                     REAL ESTATE MANAGEMENT / SERVICES - (0.27%):
 23,675                 Tarragon Corp.                                                                 $       (246,457)
                                                                                                       ----------------
                     RETAIL - JEWELRY - (0.63%):
 20,750                 Zale Corp.                                                                             (575,605)
                                                                                                       ----------------
                   TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $21,207,207)                     $    (21,421,967)
                                                                                                       ----------------


     CONTRACTS

                   WRITTEN OPTIONS - (0.26%):
                     PUT OPTIONS - (0.26%):
                     BUILDING - RESIDENTIAL / COMMERCIAL - (0.10%):
    442                 Beazer Homes USA., 10/21/06, $40.00                                            $        (88,400)
                                                                                                       ----------------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.03%):
    252                 Broadcom Corp., Class A, 11/18/06, $27.50                                               (25,200)
                                                                                                       ----------------
                     FINANCE - CREDIT CARD - (0.03%):
    396                 Capital One Financial Corp., 12/16/06, $70.00                                           (31,680)
                                                                                                       ----------------
                     FINANCE - MORTGAGE LOAN / BANKER - (0.05%):
    424                 Countrywide Financial Corp., 10/21/06, $35.00                                           (42,400)
                                                                                                       ----------------
                     RETAIL - BEDDING - (0.02%):
    530                 Bed Bath & Beyond, Inc., 01/20/07, $32.50                                               (23,850)
                                                                                                       ----------------
                     RETAIL - BUILDING PRODUCTS - (0.02%):
    525                 Lowe's Cos., Inc., 10/21/06, $27.50                                                     (23,625)
                                                                                                       ----------------
                     RETAIL - REGIONAL DEPARTMENT STORES - (0.01%):
    161                 Kohl's Corp., 10/21/06, $60.00                                                           (5,635)
                                                                                                       ----------------
                   TOTAL PUT OPTIONS (PREMIUM $488,598)                                                        (240,790)
                                                                                                       ----------------
                   TOTAL WRITTEN OPTIONS (PREMIUM $488,598)                                            $       (240,790)
                                                                                                       ----------------

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Augusta Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date     November 14, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date     November 14, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Vineet Bhalla
                         -------------------------------------------------------
                           Vineet Bhalla, Chief Financial Officer
                           (principal financial officer)

Date     November 14, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.